Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements include the accounts of all majority-owned or controlled subsidiaries, and all significant intercompany transactions and amounts have been eliminated. The results of businesses acquired or disposed of are included in the condensed consolidated financial statements from the date of the acquisition or up to the date of disposal, respectively.

References to the "Company," "we," "our," "us," and similar pronouns in this prospectus refer to Vintage Wine Estates, Inc., a Nevada corporation, and its majority owned subsidiaries or controlled subsidiaries unless the context requires otherwise.

Our fiscal year ends on June 30. References to fiscal 2024 in these condensed consolidated financial statements are to the fiscal year ending June 30, 2024.

Our unaudited condensed consolidated financial statements have been prepared in accordance with the U.S. Securities and Exchange Commission ("SEC") instructions to Quarterly Reports on Form 10-Q and include the information and disclosures required by accounting principles generally accepted in the United States ("GAAP") for interim financial reporting.

In the opinion of management, all adjustments necessary for a fair presentation of the unaudited condensed consolidated financial statements have been included elsewhere in this prospectus. Except as disclosed elsewhere in this prospectus, all such adjustments are of a normal and recurring nature. In addition, financial results presented for this fiscal 2024 interim period are not necessarily indicative of the results that may be expected for the full fiscal year ending June 30, 2024 or any other future interim or annual period. These condensed consolidated financial statements are unaudited and accordingly, should be read in conjunction with the audited consolidated financial statements and related notes contained in our Annual Report on Form 10-K for the fiscal year ended June 30, 2023, filed with the SEC on October 13, 2023. The June 30, 2023 condensed consolidated balance sheet was derived from the audited consolidated financial statements as of that date.

Principles of Consolidation

Principles of Consolidation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries, including Sabotage Wine Company, LLC and Splinter Group Napa, LLC. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. These estimates form the basis for judgments we make about the carrying values of assets and liabilities that are not readily apparent from other sources. We base our estimates and judgments on historical experience and on various other assumptions that we believe are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions we may undertake in the future. Significant estimates include, but are not limited to the net realizable value of inventory, estimated fair values of intangible assets in acquisitions, intangible assets for impairment, amortization methods and periods, contingent consideration, stock-based compensation, and accounting for income taxes, as applicable. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments we make about the carrying values of assets and liabilities that are not readily apparent from other sources. We base our estimates and judgments on historical experience and on various other assumptions that we believe are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions we may undertake in the future. Significant estimates include, but are not limited to, revenue recognized from the sale of wine, spirits and cider, accounting for income taxes, contingent consideration, the net realizable value of inventory, estimated fair values of intangible assets in acquisitions, intangible assets and goodwill for impairment, and stock-based compensation.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. Specifically, we reclassified $6.6 million of accrued employee compensation from accrued liabilities and other payables to accrued employee compensation as of June 30, 2023.

Reclassifications and Revisions

Restatement of Previously Issued Condensed Consolidated Financial Statements

The Company restated its unaudited quarterly financial data, on October 13, 2023, for the periods ended September 30, 2022, December 31, 2022 and March 31, 2023. All amounts in this prospectus affected by the restatement, including but not limited to the three months ended September 30, 2022, reflect such restated amounts.

Reclassifications and Revisions

Subsequent to the issuance of the Company's financial statements for the year ended June 30, 2022, the Company discovered an error in its classification of purchase price for specific properties, which resulted in the Company overstating depreciable assets and the related depreciation expense for post-acquisition periods. Management has evaluated this misstatement, which understated property, plant and equipment, net and overstated inventories and related cost of revenue, and concluded it was not material to prior periods, individually or in the aggregate. However, correcting the cumulative effect of the error in the fiscal 2023 interim period would have had a material effect on the results of operations for such periods. Therefore, the Company is revising the relevant prior period consolidated financial statements and related footnotes for this error and other immaterial out-of-period items for comparative purposes. The Company will also correct previously reported financial information for such immaterial errors in future filings, as applicable, and certain prior year amounts have been reclassified for consistency with the current year presentation. Additionally, comparative prior period amounts in the applicable notes to the consolidated financial statements have been revised and our beginning accumulated deficit was increased by $0.7 million, net of a tax benefit of $0.3 million, as a consequence of the immaterial impact of the identified errors to periods prior to July 1, 2021.

Regarding our previously reported consolidated balance sheet as of June 30, 2022, the following table presents the impact of certain immaterial out-of-period items, reclassifications and other adjustments including but not limited to:

(i)
$1.8 million reclassification from restricted cash to cash and cash equivalents as well as $0.7 million reclassification for outstanding checks between cash and cash equivalents and accounts payable;
(ii)
$1.9 million non-recurring adjustment to prepaid expenses and other current assets related to the formation of VWE Captive, LLC;
(iii)
$2.6 million adjustment to property, plant and equipment, net due to an overstatement of depreciation expense arising from the incorrect classification of assets as part of historical purchase price allocations;
(iv)
$1.5 million reclassification between property, plant and equipment and inventories related to specific spirits barrels;
(v)
$1.3 million adjustment to intangible assets, net due to impairment;
(vi)
$2.1 million non-recurring adjustment to accrued liabilities and other payables for historical acquisitions;
(vii)
$1.8 million adjustment to additional paid-in capital and retained earnings due to overstatement of stock-based compensation expense arising from an incorrect service period used in expense recognition; and
(viii)
$0.7 million adjustment to accumulated deficit due to a prior year equity reduction of $0.7 million primarily due to a non-recurring adjustment for historical acquisitions of $1.6 million, offset by $0.9 million for adjustment to property, plant and equipment, net due to overstatement of depreciation expense.

CONSOLIDATED BALANCE SHEET

	June 30, 2022
(in thousands)	As Previously Reported	Adjustments	As Revised
Assets
Current assets:
Cash and cash equivalents	$43,692	$1,066	$44,758
Restricted cash	6,600	(1,800)	4,800
Accounts receivable, net	38,192	(323)	37,869
Inventories	192,102	820	192,922
Prepaid expenses and other current assets	13,394	(1,530)	11,864
Total current assets	300,723	(1,767)	298,956
Property, plant, and equipment, net	236,100	2,619	238,719
Intangible assets, net	64,377	(1,280)	63,097
Total assets	$765,895	$(428)	$765,467
Liabilities, redeemable noncontrolling interest, and stockholders' equity
Current liabilities:
Accounts payable	$13,947	$(474)	$13,473
Accrued liabilities and other payables	24,204	2,793	26,997
Total current liabilities	197,275	2,319	199,594
Other long-term liabilities	6,491	564	7,055
Deferred tax liability	29,979	(654)	29,325
Total liabilities	413,506	2,229	415,735
Redeemable noncontrolling interest	1,663	(169)	1,494
Stockholders' equity:
Additional paid-in capital	377,897	(1,798)	376,099
Accumulated deficit	(571)	(521)	(1,092)
Total Vintage Wine Estates, Inc. stockholders' equity	351,292	(2,319)	348,973
Noncontrolling interests	(566)	(169)	(735)
Total stockholders' equity	350,726	(2,488)	348,238
Total liabilities, redeemable noncontrolling interest, and stockholders' equity	$765,895	$(428)	$765,467

Regarding the previously reported consolidated statement of operations for the year ended June 30, 2022, the following table presents the impact of certain immaterial out-of-period adjustments and reclassifications including but not limited to:

(i) $1.3 million adjustment to intangible assets, net and retained earnings due to impairment recognized in 2022;

(ii) $1.8 million adjustment to additional paid-in capital and selling, general, and administrative expenses due to overstatement of stock-based compensation expense arising from an incorrect service period used in expense recognition.

CONSOLIDATED STATEMENTS OF OPERATIONS

AND COMPREHENSIVE INCOME

	Year Ended June 30, 2022
(in thousands, except share and per share amounts)	As Previously Reported	Adjustments	As Revised
Net revenues
Wine, spirits and cider	$208,954	(935)	$208,019
Total net revenues	293,770	(935)	292,835
Cost of revenues
Wine, spirits and cider	151,117	(283)	150,834
Nonwine	52,698	390	53,088
Total cost of revenues	203,815	107	203,922
Gross profit	89,955	(1,042)	88,913
Selling, general, and administrative expenses	105,296	(8,318)	96,978
Amortization Expense	-	5,948	5,948
Impairment of intangible assets	-	1,281	1,281
Loss on sale of property, plant, and equipment	485	(119)	366
Gain on remeasurement of contingent consideration liabilities	(3,570)	155	(3,415)
Loss from operations	(7,922)	11	(7,911)
Other income
Net unrealized gain on interest rate swap agreements	22,950	(372)	22,578
Total other income, net	8,304	(372)	7,932
Income before provision for income taxes	382	(361)	21
Income tax provision	1,061	(338)	723
Net loss	(679)	(23)	(702)
Net loss attributable to the noncontrolling interests	(108)	(169)	(277)
Net loss attributable to Vintage Wine Estates, Inc.	(571)	146	(425)
Net loss allocable to common stockholders	$(571)	$146	$(425)
Net loss per share allocable to common stockholders
Basic	$(0.01)	$0.00	$(0.01)
Diluted	$(0.01)	$0.00	$(0.01)

The following table presents the impact of the adjustments and reclassifications discussed above on the consolidated cash flow statement for the year ended June 30, 2022:

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended June 30, 2022
(in thousands)	As Previously Reported	Adjustments	As Revised
Cash flows from operating activities
Net loss	$(679)	$(23)	$(702)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization expense	23,930	(23,930)	-
Depreciation expense	-	15,248	15,248
Amortization expense	-	6,343	6,343
Goodwill and intangible assets impairment expense	-	1,281	1,281
Amortization of deferred loan fees and line of credit fees	394	(394)	-
Amortization of label design fees	973	(973)	-
Stock-based compensation expense	6,915	(1,799)	5,116
Provision for doubtful accounts	(22)	(272)	(294)
Remeasurement of contingent consideration liabilities	(3,570)	155	(3,415)
Net unrealized gain on interest rate swap agreements	(22,950)	372	(22,578)
Provision for deferred income tax	981	(338)	643
Loss on disposition of assets	485	(119)	366
Change in operating assets and liabilities (net of effect of business combinations):
Accounts receivable	(13,183)	595	(12,588)
Inventories	18,075	387	18,462
Prepaid expenses and other current assets	(4,656)	1,529	(3,127)
Other assets	(2,464)	(143)	(2,607)
Accounts payable	(7,795)	260	(7,535)
Accrued liabilities and other payables	(2,217)	2,514	297
Other	-	(836)	(836)
Net cash provided by operating activities	15,982	(143)	15,839
Cash flows from investing activities
Label design expenditures	(143)	143	-
Net cash used in investing activities	(98,505)	143	(98,362)
Cash flows from financing activities
Outstanding checks in excess of cash	1,759	(734)	1,025
Net cash provided by financing activities	9,136	(734)	8,402
Net change in cash, cash equivalents and restricted cash	(73,387)	(734)	(74,121)
Cash, cash equivalents and restricted cash, end of year	$50,292	$(734)	$49,558
Supplemental cash flow information
Noncash investing and financing activities:
Acquisition of assets under capital leases	$-	$(692)	$(692)

Cash		Cash and Cash Equivalents Cash consists of deposits held at financial institutions. Cash equivalents consists of money market accounts.
Restricted Cash

Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sums to the total of the same such amounts as shown in the consolidated statements of cash flows:

(in thousands)	June 30, 2023	June 30, 2022
Cash and cash equivalents	$18,233	$44,758
Restricted cash	-	4,800
Total cash, cash equivalents and restricted cash as shown in the consolidated statements of cash flows	$18,233	$49,558

In connection with the amended and restated loan and security agreement (see Note 11), the Company entered into a Deposit Control Agreement which required $4.8 million of the total cash received to be placed into a restricted cash collateral account, subject to release upon the completion of certain construction work and certificates of occupancy associated with the Hopland facility. In July 2022, the Deposit Control Agreement was terminated upon certification that the conditions related to the Hopland facility were satisfied and the underlying cash restrictions were lifted.

Accounts Receivable and Allowance for Credit Losses

Allowance for Credit Losses

The provision for credit losses for the periods ended September 30, 2023 and June 30, 2023, was immaterial. We do not accrue interest on past-due amounts. Bad debt expense was immaterial for all reporting periods presented.

Accounts Receivable and Allowance for Credit Losses

The Company adopted Accounting Standards Update ("ASU") ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, and its related amendments as of July 1, 2022, see “Recently Adopted Accounting Pronouncements” below.

Accounts receivable are recorded at the invoiced amount. We consider an account past due on the first day following its due date. We monitor past due accounts periodically, establish appropriate reserves to cover expected losses and consider historical loss rates over customer groupings with similar risk characteristics to develop our allowance for expected credit losses. We review these factors quarterly to determine if any adjustments are needed to the allowance. Account balances are written-off against the established allowance when we feel it is probable the receivable will not be recovered.

The reserve for credit losses and the provision for the allowance for credit losses were insignificant for the year ended June 30, 2023 and $0.4 million for the year ended June 30, 2022, We do not accrue interest on past-due amounts. The accounts written off were immaterial for the years ended June 30, 2023 and 2022, respectively.

Other receivables include insurance-related receivables, income tax receivables and other miscellaneous receivables.

Inventories

Inventories

Inventory consists of the following:

(in thousands)	September 30, 2023	June 30, 2023
Bulk wine, spirits and cider	$78,873	$84,602
Bottled wine, spirits and cider	105,870	100,075
Bottling and packaging supplies	13,455	15,690
Nonwine inventory	1,204	996
Total inventories	$199,402	$201,363

Inventories of bulk and bottled wines, spirits, and ciders and inventories of non-wine products and bottling and packaging supplies are valued at the lower of cost using the FIFO method or net realizable value. Costs associated with winemaking, and other costs associated with the manufacturing of products for resale, are recorded as inventory. Net realizable value is the value of an asset that can be realized upon the sale of the asset, less a reasonable estimate of the costs associated with either the eventual sale or the disposal of the asset in question. Inventories are classified as current assets in accordance with recognized industry practice, although most wines and spirits are aged for periods longer than one year. The inventory reserve for the three months ended September 30, 2023 and 2022 was immaterial.

Inventories

Inventories of bulk and bottled wines, spirits, and ciders and inventories of non-wine products and bottling and packaging supplies are valued at the lower of cost using the FIFO method or net realizable value. Costs associated with winemaking and other costs associated with the manufacturing of products for resale are recorded as inventory. Net realizable value is the value of an asset that can be realized upon the sale of the asset, less a reasonable estimate of the costs associated with either the eventual sale or the disposal of the asset in question. Inventories are classified as current assets in accordance with recognized industry practice, although most wines and spirits are aged for periods longer than one year.

Indefinite-Lived Intangible Assets	Indefinite-Lived Intangible Assets During the three months ended September 30, 2023 and 2022, the Company did not identify any impairment triggers.
Assets Held for Sale

Assets Held for Sale

The Company classifies an asset group ("asset") as held for sale in the period that (i) it has approved and committed to a plan to sell the asset, (ii) the asset is available for immediate sale in its present condition, (iii) an active program to locate a buyer and other actions required to sell the asset have been initiated, (iv) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year (subject to certain events or circumstances), (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. The Company initially and subsequently measures a long-lived asset that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in loss from operations in the period in which the held for sale criteria are met. Conversely, gains are generally not recognized on the sale of a long-lived asset until the date of sale. Upon designation as an asset held for sale, the Company stops recording depreciation or amortization expense on the asset. The Company assesses the fair value of assets held for sale less any costs to sell at each reporting period until the asset is no longer classified as held for sale.

Property, Pant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the asset’s estimated useful life or the life of the related lease. Costs of maintenance and repairs are charged to expense as incurred; significant renewals and betterments are capitalized. Vineyard development costs, including certain cultural costs for continuing cultivation of vines not yet bearing fruit, are capitalized. Depreciation of vineyard development costs commences when commercial grape yields are achieved, generally in the third year after planting. Estimated useful lives are generally as follows:

Buildings and improvements	10 - 39 years
Cooperage	3 - 5 years
Furniture and equipment	3 - 10 years
Machinery and equipment	5 - 20 years
Vineyards	7 - 10 years

Loss on Sale of Assets

Loss on sale of assets for the years ended June 30, 2023 and June 30, 2022 was $8.3 million and $0.4 million, respectively. As part of our simplification efforts, on June 29, 2023, the Company completed its sale of the assets of The Sommelier Company for a negligible amount of proceeds and an estimated earnout of $0.3 million. As a result of the sale, the Company recognized a loss on sale of assets of $9.7 million, of which $9 million was goodwill. The Company also sold Laetitia assets and incurred a loss of $4.5 million. These were partially offset by the Tenma Vineyard sale, in the quarter ended March 31, 2023, where we recognized a gain on the sale of assets of $6.1 million.

Loss on Sale of Assets

Loss on Sale of Assets

Loss on sale of assets for the years ended June 30, 2023 and June 30, 2022 was $8.3 million and $0.4 million, respectively. As part of our simplification efforts, on June 29, 2023, the Company completed its sale of the assets of The Sommelier Company for a negligible amount of proceeds and an estimated earnout of $0.3 million. As a result of the sale, the Company recognized a loss on sale of assets of $9.7 million, of which $9 million was goodwill. The Company also sold Laetitia assets and incurred a loss of $4.5 million. These were partially offset by the Tenma Vineyard sale, in the quarter ended March 31, 2023, where we recognized a gain on the sale of assets of $6.1 million.

Sale-leaseback Transaction

Sale-leaseback Transaction

Prior to the adoption of ASC 842, Leases, we accounted for the sale and leaseback of vineyards under ASC 840, Sale-Leaseback Accounting of Real Estate. Given we were considered to retain more than a minor part, but less than substantially all of the use of the property, a gain was recognized to the extent it exceeded the present value of the leaseback payments. Any gain that was less than or equal to the present value of the leaseback payments was deferred and amortized on a straight-line basis over the leaseback term. We derecognized the asset from our consolidated balance sheet at the sale closing. The gain is essentially a reduction to offset the future lease payment. The deferred gain was $10.7 million as of June 30, 2022. In accordance with the guidance, with the adoption of ASC 842 on July 1, 2022, the deferred gain of $10.7 million, net of tax effect of $2.9 million, was recognized as a cumulative-effect adjustment to equity.

Leases

Leases

The Company adopted ASU 2016-02, Leases ("Topic 842") and its related amendments as of July 1, 2022, see “Recently Adopted Accounting Pronouncements” below. The Company has both operating leases and finance leases. The Company’s non-cancelable leases for winery facilities, vineyards, corporate and administrative offices, tasting rooms, and some equipment are classified as operating leases. The Company’s non-cancelable leases for certain equipment that include a bargain purchase option at the end of the lease term are classified as finance leases.

The Company recognizes a right of use (“ROU”) asset representing its right to use the underlying asset for the lease term on the consolidated balance sheet and related lease liabilities representing its obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments. The ROU asset also includes adjustments for lease incentives receivable, deferred rent and prepaid rent when applicable. The Company’s lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option. The Company has made an accounting policy election not to recognize ROU assets and lease obligations for its short-term leases, which are defined as leases with an initial term of 12 months or less. However, the Company will recognize these lease payments in the consolidated statements of operations and comprehensive income/(loss) on a straight-line basis over the lease term and variable lease payments in the period in which the obligation is incurred.

Lease expense for operating leases is recognized on a straight-line basis over the lease term. For finance leases, the right-of-use asset is amortized to amortization expense and interest expense is recorded in connection with the lease liability. Payments under lease arrangements are primarily fixed, however, most lease agreements also contain some variable payments. Variable lease payments other than those that depend on an index or a rate are expensed as incurred and not included in the operating lease ROU assets and lease liabilities. These amounts primarily include payments for taxes, parking and common area expenses. See Note 9.

Business Combinations

Business Combinations

Business combinations are accounted for under Accounting Standards Codification (“ASC”) 805—Business Combinations, using the acquisition method of accounting under which all acquired tangible and identifiable intangible assets and assumed liabilities and applicable noncontrolling interests are recognized at fair value as of the respective acquisition date, while the costs associated with the acquisition of a business are expensed as incurred.

The allocation of purchase consideration requires management to make significant estimates and assumptions, especially with respect to intangible assets. These estimates can include, but are not limited to, a market participant’s expectation of future cash flows from acquired customers, acquired trade names, useful lives of acquired assets, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from such estimates. During the measurement period, which is no longer than one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed. Upon the conclusion of the measurement period, any subsequent adjustments are recognized in operations.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill arises from business combinations and is determined as the excess of the fair value of consideration transferred over the fair value of the identifiable net assets acquired and liabilities assumed as of the acquisition date. Goodwill is not amortized. It is tested for impairment on an annual basis and between annual tests if an event occurs or circumstances change in a way to indicate that there has been a potential decline in the fair value of a reporting unit. The Company performs its annual impairment testing in its fourth quarter. There were impairment charges for goodwill during the fourth and second quarters of the year ended June 30, 2023. As a result, the goodwill balance as of June 30, 2023 is zero. See Note 6 for additional information.

Intangible assets represent purchased assets consisting of both indefinite and finite-lived intangible assets. Certain criteria are used in determining whether intangible assets acquired in a business combination must be recognized and reported separately. Our indefinite-lived intangible assets, representing trade names, trademarks and winery use permits, are initially recognized at fair value and subsequently stated at adjusted costs, net of any recognized impairments. The indefinite-lived assets are not subject to amortization. Finite-lived intangible assets, comprised of customer relationships, trade names and trademarks, are amortized using a method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used. If that pattern cannot be reliably determined, the intangible assets are amortized using the straight-line method over their estimated useful lives and are tested for impairment along with other long-lived assets. Amortization related to the finite-lived assets is included in loss from operations. Intangible assets are reviewed annually for impairment, as of the end of the reporting period, or sooner if events or circumstances indicate the carrying amount of the asset may not be recoverable. There were impairment charges for trade names and trademarks during the second and fourth quarters of the year ended June 30, 2023. See Note 6 for additional information.

Label and Package Design Costs

Label and Package Design Costs

Label and package design costs are capitalized and generally amortized over an estimated useful life of two years. Amortization of label and packaging design costs are included in selling, general and administrative expenses and were $0.4 million and $1.0 million for the years ended June 30, 2023 and 2022, respectively.

Long-Lived Assets

Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying amount of such assets or intangible assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. No impairment loss was recognized for long-lived assets during the years ended June 30, 2023 and 2022.

Contingent Consideration Liabilities

Contingent Consideration Liabilities

Contingent consideration liabilities are recorded at fair value when incurred in a business combination. The fair value of these estimates are based on available historical information and on future expectations of actions we may undertake in the future. These estimated liabilities are re-measured at each reporting date with the change in fair value recognized as an operating expense in the Company’s consolidated statements of operations. Subsequent changes in the fair value of the contingent consideration are classified as an adjustment to cash flows from operating activities in the consolidated statements of cash flows because the change in fair value is an input in determining net loss. Cash paid in settlement of contingent consideration liabilities are classified as cash flows from financing activities up to the acquisition date fair value with any excess classified as cash flows from operating activities.

Changes in the fair value of contingent consideration liabilities associated with the acquisition of a business can result from updates to assumptions such as the expected timing or probability of achieving customer related performance targets, specified sales milestones, changes in unresolved claims, projected revenue or changes in discount rates. Significant judgment is used in determining those assumptions as of the acquisition date and for each subsequent reporting period. Therefore, any changes in the fair value will impact our results of operations in such reporting period, thereby resulting in potential variability in our operating results until such contingencies are resolved.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs incurred in connection with obtaining new term loans are amortized over the term of the arrangement and recognized as a direct reduction in the carrying amount of the related debt instruments. Amortization of deferred loan fees is included in interest expense on the consolidated statements of operations and are amortized to interest expense over the term of the related debt using the effective interest method. Debt issuance costs capitalized were $0.9 million for the year ended June 30, 2023. No debt issuance costs were capitalized for the year ended June 30, 2022. Amortization expense related to debt issuance fees were $0.7 million and $0.3 million for the years ended June 30, 2023 and 2022, respectively. If existing financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification for the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense.

Line Of Credit Fees

Line of Credit Fees

Costs incurred in connection with obtaining new debt financing specific to the line of credit are deferred and amortized over the life of the related financing. If such financing is settled or replaced prior to maturity with debt instruments that have substantially different terms, the settlement is treated as an extinguishment and the unamortized costs are charged to gain or loss on extinguishment of debt. Similar to the treatment of deferred financing costs, if existing financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification for the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense. See Note 11. Deferred line of credit fees are recognized as a component of prepaid expenses and other current assets and are amortized to interest expense over the term of the related debt using the effective interest method. $2.5 million line of credit fees were capitalized in the year ended June 30, 2023. No line of credit fees were capitalized in 2022. Amortization expense related to line of credit fees were $0.5 million and $0.1 million for the years ended June 30, 2023 and 2022, respectively.

Interest Rate Swap Agreements

Interest Rate Swap Agreements

GAAP requires that an entity recognize derivatives that are recorded as either an asset or a liability are measured at fair value at each reporting period. The Company has entered into interest rate swap agreements as a means of managing its interest rate exposure on its debt obligations. These agreements mitigate our exposure to interest rate fluctuations on our variable rate obligations. We have not designated these agreements as cash-flow hedges.

Accordingly, changes in the fair value of the interest rate swaps are included in the consolidated statements of operations as a component of other income (expense). We do not enter into financial instruments for trading or speculative purposes.

Noncontrolling Interests and Redeemable Non-controlling Interest

Noncontrolling Interests and Redeemable Noncontrolling Interest

Noncontrolling interests represent the portion of profit or loss, net assets and comprehensive loss that is not allocable to the Company. The redeemable noncontrolling interest is contingently redeemable by the holders. The redeemable noncontrolling interests are not being accreted to their redemption amount as we do not deem redemption probable; notwithstanding, should the instruments redemption become probable, we will thereupon begin to accrete, to the earliest date the holders can demand redemption, the redemption amount.

Fair Value Measurements

Fair Value Measurements

We determine fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In arriving at fair value, we use a hierarchy of inputs that maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of June 30, 2023 and 2022, the carrying value of the current assets and liabilities approximates fair value due to the short-term maturities of these instruments. The fair value of our long-term variable rate debt approximates carrying value, excluding the effect of unamortized debt discount, as they are based on borrowing rates currently available to the Company for debt with similar terms and maturities (Level 2 inputs). Our contingent consideration and interest rate swap agreement are remeasured at fair value on a recurring basis as of June 30, 2023 and 2022.
Revenue Recognition

Revenue Recognition

Point in Time — Revenue is recognized when control of promised goods or services is transferred to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To determine revenue recognition for its arrangements, we perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

We recognize revenue when obligations under the terms of a contract with our customer are satisfied. Generally, this occurs when the product is shipped and title passes to the customer, and when control of the promised product or service is transferred to the customer. Our standard terms are free on board (“FOB”) shipping point, with no customer acceptance provisions. Revenue is measured as the amount of consideration expected to be received in exchange for transferring products. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

We account for shipping and handling as activities to fulfill our promise to transfer the associated products. Accordingly, we record amounts billed for shipping and handling costs as a component of net sales and classify such costs as a component of costs of sales. Our products are generally not sold with a right of return unless the product is spoiled or damaged. Historically, returns have not been significant to the Company.

Over Time — Certain long-term contracts in our Business-to-Business ("B2B") segment are for custom wine making services and include services such as fermentation, barrel aging, procurement of dry goods, bottling and cased goods. Additionally, we provide storage services for wine inventory of various customers.

We recognize revenue over time as the contract specific performance obligations are met. The Company elected to apply the "as-invoiced" practical expedient to such revenues, and as a result, will bypass estimating the variable transaction price.

Principal vs. Agent Considerations

Principal vs. Agent Considerations

As part of our revenue recognition process, we evaluate whether we are the principal or agent for the performance obligations in our contracts with customers. When we determine that we are the principal for a performance obligation, we recognize revenue for that performance obligation on a gross basis. When we determine that we are an agent for a performance obligation, we recognize revenue for that performance obligation net of the related costs. In determining whether we are the principal or the agent, we evaluate whether we have control of the goods or services before we transfer the goods or services to the customer by considering whether we are primarily obligated for transferring the goods or services to the customer, whether we have inventory risk for the goods or services before the goods or services are transferred to the customer, and whether we have latitude in establishing prices.

Disaggregation of Revenue

Disaggregation of Revenue

The following table summarizes revenue by geographic region:

	September 30,
(in thousands)	2023	2022
United States	$72,825	$76,373
International	449	1,707
Total net revenue	$73,274	$78,080

The following table provides a disaggregation of revenue based on the pattern of revenue recognition:

	September 30,
(in thousands)	2023	2022
Point in time	$61,497	$66,431
Over time	11,777	11,649
Total net revenue	$73,274	$78,080

Disaggregation of Revenue

The following tables summarize the revenue by region for the years ended June 30, 2023 and 2022:

	June 30,
(in thousands)	2023	2022
United States	$280,950	$286,414
International	2,278	6,421
Total net revenue	$283,228	$292,835

The following table provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended June 30, 2023 and 2022:

	June 30,
(in thousands)	2023	2022
Point in time	$236,313	$252,742
Over time	46,915	40,093
Total net revenue	$283,228	$292,835

Concentrations of Risk

Concentrations of Risk

Financial instruments that potentially expose us to significant concentrations of credit risk consist primarily of cash and trade accounts receivable. We maintain the majority of our cash balances at multiple financial institutions that management believes are of high-credit quality and financially stable. At times, we have cash deposited with major financial institutions in excess of the Federal Deposit Insurance Corporation ("FDIC") insurance limits. At June 30, 2023 and 2022, we had $19.3 million and $49.0 million respectively, in four major financial institutions in excess of FDIC insurance limits. We attempt to limit our credit risk by performing ongoing credit evaluations of our customers and maintaining adequate allowances for potential credit losses.

The following table summarizes customer concentration of net revenues:

	June 30, 2023	June 30, 2022
Revenue as a percent of total revenue
Customer A	18.6%	20.9%

The following table summarizes customer concentration of receivables:

	June 30, 2023	June 30, 2022
Receivables as a percent of total receivables
Customer A	39.5%	26.3%

Revenues for sales to Customer A are included within the Business-to-Business reportable segment. Note 18.

Shipping		Shipping Shipping and handling revenues are classified as wine, spirits and cider revenues. Shipping and handling costs are included in wine, spirits and cider cost of revenues.
Excise Taxes

Excise Taxes

Excise taxes are levied by government agencies on beverages containing alcohol, including wine and spirits. These taxes are not collected from customers but are instead the responsibility of the Company. Applicable excise taxes are included in net revenues and were $15.8 million and $11.2 million for the years ended June 30, 2023 and 2022, respectively.

Sales Taxes		Sales Taxes Sales taxes are pass-through taxes that are collected from customers at the time of sale and remitted to governmental agencies by the Company. These amounts are not reflected as revenues.
Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation provided to employees is recognized in the consolidated statement of operations and comprehensive income (loss) based on the grant date fair value of the awards. The fair value of restricted stock units is determined by the grant date market price of our common shares. The fair value of stock options is determined on the grant date using a Black-Scholes model or Monte Carlo simulation model, depending on the terms of the award. The determination of the grant date fair value of stock option awards granted is affected by a number of variables, including the fair value of the Company's common stock, the expected common stock price volatility over the life of the awards, the expected term of the stock option, risk-free interest rates and the expected dividend yield of the Company's common stock. Due to the Company's limited trading history since becoming a public company on June 7, 2021, the Company derived its volatility from the average historical stock volatilities of several peer public companies over a period equivalent to the expected term of the awards.

The compensation expense recognized for stock-based awards is net of estimated forfeitures and is recognized ratably over the service period of the awards. All income tax effects of stock-based awards are recognized in the consolidated statements of operations and comprehensive income (loss) as awards vest or are settled. We record stock-based compensation expense in selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss).

Advertising

Advertising

Advertising costs are expensed either as the costs are incurred or the first time the advertising takes place. Advertising expense was $4.6 million and $5.2 million for the years ended June 30, 2023 and 2022, respectively.

Casualty Gains

Casualty Gains

In relation to various weather and wildfire events, the Company received insurance and litigation proceeds of zero and $0.5 million during the three months ended September 30, 2023 and 2022, respectively.

Casualty Gains

In relation to various events related to weather and wildfires, the Company received insurance and litigation proceeds of $2.3 million and $3.0 million for the years ended June 30, 2023 and 2022, respectively.

Income Taxes

Income Taxes

Deferred income taxes are determined using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when the expected recognition of a deferred income tax asset is unlikely.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. We recognize interest and penalties related to income tax matters as a component of income tax expense
Comprehensive Income or Loss

Comprehensive Income or Loss

We had no items of comprehensive income or loss other than net income (loss) for the years ended June 30, 2023 and 2022. Therefore, a separate statement of comprehensive income (loss) has not been included in the accompanying consolidated financial statements.

Earnings Per Share

Earnings Per Share

Basic net income (loss) per share is calculated by dividing the net income (loss) allocable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For purposes of the calculation of diluted net income (loss) per share, stock options, warrants to purchase common stock and restricted stock units are considered potentially dilutive securities but are excluded from the calculation of diluted net income (loss) per share when their effect is antidilutive. As a result, in certain periods, diluted net income (loss) per share is the same as the basic net income (loss) per share.

The Company does not pay dividends or have participating shares outstanding.

Earnings Per Share

Basic and diluted earnings per share allocable to common stockholders is presented in conformity with the two-class method required for participating securities. We considered our Series B stock to be participating securities as, in the event a dividend is paid on Series A stock, the holders of Series B stock would be entitled to receive dividends on a basis consistent with the Series A stockholders. The two-class method determines earnings per share for each class of common and participating securities according to dividends declared or accumulated as well as participation rights in undistributed earnings. The two-class method requires income available to stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Legacy VWE’s redeemable Series B stock was a participating security. Under the two-class method, any net loss attributable to common stockholders is not allocated to the Series B stock as the holders of the Series B stock did not have a contractual obligation to share in losses.

Basic earnings per share is calculated by dividing the net income (loss) allocable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For purposes of the calculation of diluted earnings per share, stock options and warrants to purchase common stock are considered potentially dilutive securities but are excluded from the calculation of diluted earnings per share when their effect is antidilutive. As a result, in certain periods, diluted earnings per share is the same as basic earnings per share for the periods presented.

The computation of net income (loss) available to Series A stockholders is computed by deducting the dividends declared, if any, and cumulative dividends, whether or not declared, in the period on Series B stock (whether paid or not) from the reported net income (loss).

As the Merger has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Legacy VWE’s consolidated financial statements, with the Legacy VWE Equity, which has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, BCAC. As a result, earnings per share was also restated for periods ended prior to the Merger.

Self-Insurance

Self-Insurance

On September 9, 2021, the Company formed VWE Captive, LLC, a wholly-owned captive insurance company ("Captive"), which became operational on October 1, 2021. The Company formed Captive to self-insure the first $10.0 million of claims, above which limit, the Company has secured insurance. The insurance policy protects us against a portion of our risk of loss related to earthquakes, floods and named wildfires and windstorms. During 2023, we added Directors and Officers insurance to self-insure the first $5.0 million of claims, above which limit, the Company has secured insurance.

Segment information

Segment Information

We operate in three reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker (“CODM”), our Interim Chief Executive Officer for the three months ended September 30, 2023, allocates resources and assesses performance based upon discrete financial information at the segment level.

Segment Information

We operate in three reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker (“CODM”), our Chief Executive Officer, allocates resources and assesses performance based upon discrete financial information at the segment level. See Note 18.

Emerging Growth Company Status

Emerging Growth Company Status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. We have elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act.

Emerging Growth Company Status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. We have elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act.

Recently Adopted Accounting Pronouncements and Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board ("FASB") issued ASU 2022-06: Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which defers the sunset date of ASU 2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting from March 31, 2023 to December 31, 2024. ASU 2020-04 provides optional expedients and exceptions to applying the guidance on contract modifications, hedge accounting, and other transactions, to simplify the accounting for transitioning from the London Interbank Offered Rate, and other interbank offered rates expected to be discontinued, to alternative reference rates. After December 31, 2024, entities will no longer be permitted to apply the relief in Topic 848. The adoption of this ASU did not have a material impact on our consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Codification 842 or "Topic 842", which supersedes the guidance in ASC 840, Leases. The new standard, as amended by subsequent ASUs on Topic 842 and recent extensions issued by the FASB in response to COVID-19, requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of its classification. Leases with a term of 12 months or less are accounted for in the Company's consolidated statements of operations.

The Company adopted Topic 842 effective July 1, 2022 using the modified retrospective approach, whereby we recognized a transition adjustment at the effective date of Topic 842, rather than at the beginning of the earliest comparative period presented. Prior period information was not restated. In addition, the Company applied the package of transition practical expedients, which allows the Company to carryforward its population of existing leases, the classification of each lease and the treatment of initial direct costs as of the period of adoption. The Company did not elect the practical expedient related to hindsight analysis which allows a lessee to use hindsight in determining the lease term and in assessing impairment of the entity’s ROU assets.

The Company identified the population of real estate and equipment leases to which the guidance applies and implemented changes in its systems, procedures and controls relating to how lease information is obtained, processed and analyzed. Upon adoption, the Company recognized $37.6 million in ROU assets that represent the Company's right to use the underlying assets for the lease term and $39.2 million in lease obligations that represent the Company's obligation to make lease payments arising from the lease. The ROU assets recognized upon adoption of Topic 842, included the reclassification of $2.1 million of deferred rent and $0.4 million of prepaid rent. In addition, a deferred gain related to a sale-leaseback transaction that occurred under ASC 840 of $7.7 million, net of taxes of $2.9 million, was reclassified to equity. See Note 9.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses.

The Company adopted ASU No. 2016-13, as amended effective July 1, 2022. We consider historical loss rates over customer groupings with similar risk characteristics to develop our allowance for expected credit losses. We review these factors quarterly to determine if any adjustments are needed to the allowance. The adoption of this guidance did not have a material impact on our consolidated financial statements.

Recently Issued Accounting Pronouncements

The recently issued accounting pronouncements are not expected to have an impact on the Company.